Note 1 - Business and Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note
1.
Business and Organization

Outlook

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of our business. As reflected in the accompanying consolidated financial statements, we had a net loss of
$5,796,831,
and cash used in operations of
$2,799,096,
for the
nine
- months ended
September
30,
2016,
and at
September
30,
2016,
we had working capital of
$1,041,864,
current assets of
$1,873,107,
and an accumulated stockholders’ deficit of
$89,680,852.
The foregoing factors raise substantial doubt about our ability to continue as a going concern. Ultimately, our ability to continue as a going concern is dependent upon our ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations by licensing or otherwise commercializing products incorporating our technologies. The consolidated financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

We have been, and anticipate that we will continue to be, limited in terms of our capital resources. Our total cash balance was
$1,731,946
at
September
30,
2016.
We had revenues of
$215,249
in the
nine
- months ended
September
30,
2016,
which amount was not sufficient to fund our operations. We generally have not had enough cash or sources of capital to pay our accounts payable and expenses as they arise, and have relied on the issuance of stock options and common stock, as well as extended payment terms with our vendors, to continue to operate. We will be required to raise substantial additional capital to expand our operations, including without limitation, hiring additional personnel, additional scientific and third
- party testing, costs associated with obtaining regulatory approvals and filing additional patent applications to protect our intellectual property, and possible strategic acquisitions or alliances, as well as to meet our liabilities as they become due for the next
12
  months.

As of
September
30,
2016,
we had
$5,447,876
in principal amounts due on various debt obligations (see Note
4).
Of that amount,
$4,834,305
is due on notes convertible into shares of our common stock at our option on their maturity dates on
June
1,
2018,
$283,571
is convertible into shares of our common stock at our option on their maturity dates on
September
17,
2019,
and
$280,000,
maturing
July
8,
2017,
is convertible by the holder at any time. We also had
$50,000
principal amount outstanding due on a line of credit that is payable
December
1,
2017.
Interest continues to accrue on each of these notes. Additionally, we had
$290,076
of accounts payable and accrued expenses (see Note
7).

The unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to Rule
8
-
03
of Regulation S - X under the Securities Act of
1933,
as amended. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for annual financial statements.     In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. These unaudited consolidated financial statements and notes should be read in conjunction with the Company’s audited financial statements and accompanying notes included in the Annual Report on Form
10
- K for the year ended
December
31,
2015
filed with the Securities and Exchange Commission (the “SEC”) on
March
30,
2016.

We operate
six
wholly - owned subsidiaries: BioLargo Life Technologies, Inc., organized under the laws of the State of California in
2006,
Odor - No - More, Inc., organized under the laws of the State of California in
2009,
BioLargo Water USA, Inc., organized under the laws of the State of California in
2013,
BioLargo Water, Inc., organized under the laws of Canada in
2014,
BioLargo Maritime Solutions, Inc. organized under the laws of the State of California in
2016,
and BioLargo Development Corp., organized under the laws of the State of California in
2016.
Additionally, we are majority owner of Clyra Medical Technologies, Inc., organized under the laws of the State of California in
2012.

Note
1.
Business and Organization

Outlook

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of our business. For the year ended
December
31,
2015,
we had a net loss of
$5,077,030,
and, at
December
31,
2015,
we had working capital of
$1,431,164,
current assets of
$1,891,147,
an accumulated deficit of
$84,075,695,
and a net stockholders’ deficiency. The foregoing factors raise substantial doubt about our ability to continue as a going concern. Ultimately, our ability to continue as a going concern is dependent upon our ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations by licensing or otherwise commercializing products incorporating our BioLargo technology. These consolidated financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

We have been, and anticipate that we will continue to be, limited in terms of our capital resources. Our total cash and cash equivalents were
$1,763,114
at
December
31,
2015.
We generated revenues of
$127,582
in the year ended
December
31,
2015,
which amount was not sufficient to fund our operations. We generally have not had enough cash or sources of capital to pay our accounts payable and expenses as they arise, and have relied on the issuance of stock options and common stock, as well as extended payment terms with our vendors, to continue to operate. We will be required to raise substantial additional capital to expand our operations, including without limitation, hiring additional personnel, additional scientific and third
- party testing, costs associated with obtaining regulatory approvals and filing additional patent applications to protect our intellectual property, and possible strategic acquisitions or alliances, as well as to meet our liabilities as they become due for the next
12
  months.

As of
December
31,
2015,
we had
$3,245,972
principal amount outstanding due on convertible notes payable (see Note
5)
that are payable in stock at the
June
1,
2018
maturity date, and
$324,983
of outstanding accounts payable (see Note
10).

During the year ended
December
31,
2015,
we received
$2,804,713
net proceeds from our private securities offerings. (See Note
4.)
We also received
$750,000
from the sale of stock in our subsidiary Clyra Medical Technologies, Inc. (“Clyra”) (See Note
12.).

In the opinion of management, the accompanying balance sheets and related statements of operations, cash flows, and stockholders’ equity (deficit) include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America.

Organization

We were initially organized under the laws of the State of Florida in
1989,
and in
1991
merged into a Delaware corporation. We operate
four
wholly - owned subsidiaries: BioLargo Life Technologies, Inc., organized under the laws of the State of California in
2006,
Odor - No - More, Inc., organized under the laws of the State of California in
2009,
BioLargo Water USA, Inc., organized under the laws of the State of California in
2013
and BioLargo Water, Inc., organized under the laws of Canada in
2014.
Additionally, we are majority owner of Clyra Medical Technologies, Inc., organized under the laws of the State of California in
2012
(see Note
12).

Business Overview

We feature
three
patent protected platform technologies with diverse product opportunities across multiple industries – the AOS Filter, CupriDyne, and Isan. Each features the use of the all - natural iodine molecule. While they all use iodine, they are quite different in terms of the methods by which they exploit the use of iodine, the form and composition of iodine used, and therefore their function and value proposition can be quite different for each commercial application.